Stockholders' Equity - Additional Information (Detail) - USD ($) $ in Millions	1 Months Ended		9 Months Ended	12 Months Ended
	Feb. 28, 2014	Jan. 31, 2014	Sep. 30, 2015	Dec. 31, 2014	Sep. 30, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for issuance, description			The number of shares of common stock reserved for issuance will automatically increase on January 1 of each calendar year through January 1, 2023 by the least of (1) 1% of the total number of shares of the Company's common stock outstanding on December 31 of the preceding calendar year, (2) 384,307 shares, or (3) a number determined by the Company's board of directors that is less than (1) and (2).	The number of shares of common stock reserved for issuance will automatically increase on January 1 of each calendar year, from January 1, 2015 through January 1, 2023 by the least of (1) 1% of the total number of shares of the Company's common stock outstanding on December 31 of the preceding calendar year, (2) 384,307 shares, or (3) a number determined by the Company's board of directors that is less than (1) and (2).
Unrecognized compensation cost			$ 7.3	$ 8.9
Unrecognized compensation cost expected to be recognized as expense period			2 years 10 months 24 days	3 years
Common Stock Options [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, expiration Period			10 years	10 years
Common Stock Options [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, vesting period			4 years	4 years
Prior Plans [Member] | Common Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for grant			0		0
2013 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of common stock outstanding to increase shares reserved for issuance	5.00%
Common stock reserved for issuance, description			Additionally, the 2013 Equity Incentive Plan provides for the grant of performance cash awards. The number of shares of common stock reserved for issuance under the 2013 Equity Incentive Plan will automatically increase on January 1 of each year continuing through and including January 1, 2023 by 5% of the total number of shares of the Company's capital stock outstanding on December 31 of the preceding calendar year, or a lesser number of shares determined by the Company's board of directors.	Additionally, the 2013 Plan provides for the grant of performance cash awards. Initially, the aggregate number of shares of common stock that may be issued pursuant to stock awards under the 2013 Plan is the sum of (1) 1,473,738 shares, plus (2) the number of shares (not to exceed 1,569,905 shares) (i) the 26,294 shares reserved for issuance under the 2012 Plan at the time the 2013 Plan became effective, and (ii) any shares subject to outstanding stock options or other stock awards that were granted under the Prior Plans that are forfeited, terminate, expire or are otherwise not issued. Additionally, the number of shares of common stock reserved for issuance under the 2013 Plan will automatically increase on January 1 of each year, beginning on January 1, 2015 and continuing through and including January 1, 2023, by 5% of the total number of shares of the Company’s capital stock outstanding on December 31 of the preceding calendar year, or a lesser number of shares determined by the Company’s board of directors.
Common stock authorized for issuance	1,473,738
2013 Equity Incentive Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock authorized for issuance	1,569,905
2013 Employee Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of common stock outstanding to increase shares reserved for issuance	1.00%	1.00%
Common stock authorized for issuance	165,732
2013 Employee Stock Purchase Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock authorized for issuance	384,307	384,307